PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5.   PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other currents assets as of December 31, 2017 and 2018 are as follows:

	2017	2018
	RMB	RMB
Rental and other deposits	3,116	2,766
Prepayments for rental and others	29,799	23,689
Employee advances	9,268	27,136
Payments made on behalf of customers, net of allowance	458,199	472,502
Prepaid insurance premium	1,035	1,158
Interest income receivable	51,374	74,231
Others	6,314	5,436
Total	559,105	606,918

Payments made on behalf of customers are associated with the operations of the Company’s business process outsourcing services. The Company has remitted funds in advance on behalf of its customers for purposes such as monthly customers’ employee benefits, social insurance and payroll payments, which will be reimbursed to the Company in the near term. The Company provides an allowance for payments made on behalf of customers when facts and circumstances indicate that the receivable is unlikely to be collected. The movement of allowance for payments made on behalf of customers is analyzed as follows:

	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of year	856	459	3,047
Additions	843	9,656	—
Reversals	—	—	(1,094)
Write-offs	(1,240)	(7,068)	(562)
Balance at end of year	459	3,047	1,391